Interests in associates and joint ventures	6 Months Ended
Jun. 30, 2020
Interests In Other Entities [Abstract]
Interests in associates and joint ventures

10	Interests in associates and joint ventures
At 30 June 2020, the carrying amount of HSBC’s interests in associates and joint ventures was $24,800m (31 December 2019: $24,474m).

Principal associates of HSBC
	At
	30 Jun 2020		31 Dec 2019
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	19,630	8,718	18,982	10,054
The Saudi British Bank	4,139	3,644	4,370	5,550

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).
Bank of Communications Co., Limited
The Group’s investment in Bank of Communications Co. Limited (‘BoCom’) is classified as an associate. Significant influence in BoCom was established via representation on BoCom’s Board of Directors and participation in a Resource and Experience Sharing agreement (‘RES’). Under the RES, HSBC staff have been seconded to assist in the maintenance of BoCom’s financial and operating policies. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28 whereby the investment is initially recognised at cost and adjusted thereafter for the post-acquisition change in the Group’s share of BoCom’s net assets. An impairment test is required if there is any indication of impairment.
Impairment testing
At 30 June 2020, the fair value of the Group’s investment in BoCom had been below the carrying amount for approximately eight years. As a result, the Group performed an impairment test on the carrying amount, which confirmed that there was no impairment at 30 June 2020 as the recoverable amount, as determined by a value-in-use (‘VIU’) calculation, was higher than the carrying value.

At
	30 Jun 2020			31 Dec 2019
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	20.5	19.6	8.7	21.5	19.0	10.1

The decrease in VIU for the first half of 2020 was principally driven by BoCom's actual performance, which was lower than earlier forecasts due to the impact of the Covid-19 outbreak and the disruption to global economic activity, and downward revisions to management's best estimates of BoCom's future earnings.
In future periods, the VIU may increase or decrease depending on the effect of changes to model inputs. The main model inputs are described below and are based on factors observed at the period-end. The factors that could result in a change in the VIU and an impairment include a short-term underperformance by BoCom, a change in regulatory capital requirements, or an increase in uncertainty regarding the future performance of BoCom resulting in a downgrade of the future asset growth or profitability. An increase in the discount rate as a result of an increase in the risk premium or risk-free rates could also result in a reduction of VIU and an impairment. At the point where the carrying value exceeds the VIU, impairment would be recognised.
If the Group did not have significant influence in BoCom, the investment would be carried at fair value rather than the current carrying value.
Basis of recoverable amount
The impairment test was performed by comparing the recoverable amount of BoCom, determined by a VIU calculation, with its carrying amount. The VIU calculation uses discounted cash flow projections based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36. Significant management judgement is required in arriving at the best estimate. There are two main components to the VIU calculation. The first component is management’s best estimate of BoCom’s earnings, which is based on explicit forecasts over the short to medium term. This results in forecast earnings growth that is lower than recent historical actual growth and also reflects the uncertainty arising from the current economic outlook. Earnings beyond the short to medium term are then extrapolated in perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. The second component is the capital maintenance charge (‘CMC’), which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet regulatory capital requirements over the forecast period (i.e. CMC is deducted when arriving at management’s estimate of future earnings available to ordinary shareholders). The principal inputs to the CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets and the expected minimum regulatory capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other factors (including qualitative factors) to ensure that the inputs to the VIU calculation remain appropriate.
Key assumptions in value-in-use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:

•	Long-term profit growth rate: 3% (31 December 2019: 3%) for periods after 2023, which does not exceed forecast GDP growth in mainland China and is consistent with forecasts by external analysts.

•	Long-term asset growth rate: 3% (31 December 2019: 3%) for periods after 2023, which is the rate that assets are expected to grow to achieve long-term profit growth of 3%.

•
Discount rate: 11.24% (31 December 2019: 11.24%), which is based on a capital asset pricing model (‘CAPM’) calculation for BoCom, using market data. Management also compares the rate derived from the CAPM with discount rates from external sources. The discount rate used is within the range of 10.3% to 15.0% (31 December 2019: 10.0% to 15.0%) indicated by external sources.

•
Expected credit losses as a percentage of customer advances: ranges from 0.95% to 1.10% (31 December 2019: 0.95%) in the short to medium term, reflecting increases due to the Covid-19 outbreak and BoCom's actual results. For periods after 2023, the ratio is 0.76% (31 December 2019: 0.76%), which is slightly higher than the historical average.

•
Risk-weighted assets as a percentage of total assets: ranges from 61% to 62% (31 December 2019: 61%) in the short to medium term, reflecting increases that may arise from higher expected credit losses as a percentage of customer advances. For periods after 2023, the ratio is 61% (31 December 2019: 61%). These rates are similar to BoCom’s actual results in recent years and forecasts disclosed by external analysts.

•
Operating income: ranges from 1.3% to 6.2% (31 December 2019: 4.9% to 9.4%) in the short to medium term, and are lower than BoCom’s actual results in recent years and the forecasts disclosed by external analysts, reflecting pressures from the Covid-19 outbreak and industry developments in mainland China.

•
Cost-income ratio: ranges from 36.2% to 36.6% (31 December 2019: 37.1% to 38.8%) in the short to medium term. These rates are similar to BoCom's actual results and slightly higher than the forecasts disclosed by external analysts.

•
Effective tax rate: ranges from 11.0% to 17.9% (31 December 2019:12.0% to 17.0%) in the short to medium term, reflecting BoCom's actual results and an expected increase towards the long-term assumption. For periods after 2023, the rate is 22.5% (31 December 2019: 22.5%), which is slightly higher than the historical average.

•	Capital requirements: Capital adequacy ratio: 11.5% (31 December 2019: 11.5%) and tier 1 capital adequacy ratio: 9.5% (31 December 2019: 9.5%), based on the minimum regulatory requirements.
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
• Long-term profit growth rate	Decrease by 36 basis points
• Long-term asset growth rate	Increase by 32 basis points
• Discount rate	Increase by 41 basis points
• Expected credit losses as a percentage of customer advances	Increase by 6 basis points
• Risk-weighted assets as a percentage of total assets	Increase by 234 basis points
• Operating income	Decrease by 62 basis points
• Cost-income ratio	Increase by 139 basis points
• Long-term effective tax rate	Increase by 320 basis points
• Capital requirements – capital adequacy ratio	Increase by 44 basis points
• Capital requirements – tier 1 capital adequacy ratio	Increase by 137 basis points
The following table further illustrates the impact on VIU of reasonably possible changes to key assumptions. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are largely based on external analysts’ forecasts, which can change period to period.

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 30 Jun 2020
Long-term profit growth rate	—	—	20.5	(50)	(1.2)	19.3
Long-term asset growth rate	(50)	1.3	21.8	—	—	20.5
Discount rate	(24)	0.6	21.1	86	(1.8)	18.7
Expected credit losses as a percentage of customer advances	2020 to 2023: 93 2024 onwards: 75	0.5	21.0	2020 to 2023: 108 2024 onwards: 92	(2.2)	18.3
Risk-weighted assets as a percentage of total assets	(190)	0.5	21.0	93	(0.5)	20.0
Operating income	64	1.0	21.5	(69)	(0.9)	19.6
Cost-income ratio	(205)	1.5	22.0	179	(1.3)	19.2
Long-term effective tax rate	(433)	1.2	21.7	250	(0.7)	19.8
Capital requirements – capital adequacy ratio	—	—	20.5	266	(6.0)	14.5
Capital requirements – tier 1 capital adequacy ratio	—	—	20.5	289	(4.5)	16.0
At 31 Dec 2019
Long-term profit growth rate	—	—	21.5	(50)	(1.3)	20.2
Long-term asset growth rate	(50)	1.4	22.9	—	—	21.5
Discount rate	(54)	1.4	22.9	56	(1.2)	20.3
Expected credit losses as a percentage of customer advances	2019 to 2023: 90 2024 onwards: 70	1.0	22.5	2019 to 2023: 108 2024 onwards: 81	(1.2)	20.3
Risk-weighted assets as a percentage of total assets	(96)	0.4	21.9	12	—	21.5
Operating income	14	0.3	21.8	(102)	(1.8)	19.7
Cost-income ratio	(175)	1.0	22.5	95	(1.2)	20.3
Long-term effective tax rate	(352)	1.0	22.5	250	(0.7)	20.8
Capital requirements – capital adequacy ratio	—	—	21.5	337	(8.2)	13.3
Capital requirements – tier 1 capital adequacy ratio	—	—	21.5	322	(6.0)	15.5
Considering the interrelationship of the changes set out in the table above, management estimates that the reasonably possible range of VIU is $17.3bn to $21.9bn (31 December 2019: $18.5bn to $22.8bn). The range is based on the favourable/unfavourable change in the earnings in the short to medium term and long-term expected credit losses as a percentage of customer advances, as set out in the table above. All other long-term assumptions, the discount rate and the basis of the CMC have been kept unchanged when determining the reasonably possible range of the VIU.
The Saudi British Bank
The Group’s investment in The Saudi British Bank (‘SABB’) is classified as an associate. In June 2019, the merger between SABB and Alawwal bank (‘Alawwal’) became effective, which reduced HSBC’s 40% interest in SABB to 29.2%. HSBC remained the largest shareholder in SABB. Significant influence in SABB is established via representation on the Board of Directors. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, as described previously for BoCom.
Impairment testing
SABB’s share price has declined during the period due to oil price volatility and global economic uncertainty arising from the Covid-19 outbreak. At 30 June 2020, the fair value of the Group’s investment in SABB ($3.6bn) was below the carrying amount ($4.1bn). As a result, the Group performed an impairment test on the carrying amount, which confirmed no impairment. However, the recoverable amount as determined by a VIU calculation indicated no remaining headroom.
If SABB generates lower profitability (relative to historical trends) over the medium term, there is a risk that our investment in SABB could become impaired.
The basis of recoverable amount
The impairment test was performed by comparing the recoverable amount of SABB, determined by a VIU calculation, with its carrying amount. The VIU calculation uses discounted cash flow projections based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36, which requires significant management judgement. A key component to the VIU calculation is management’s best estimate of SABB’s earnings, which is based on explicit forecasts over the short to medium term. This reflects the uncertainty arising from the current economic outlook. Earnings beyond the short to medium term are then extrapolated in perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. Additionally, management considers other factors (including qualitative factors) to ensure that the inputs to the VIU calculation remain appropriate.
Key assumptions in value-in-use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:

•	Long-term profit growth rate: 2.55% for periods after 2023. This does not exceed forecast GDP growth in Saudi Arabia.

•	Long-term asset growth rate: 2.55% for periods after 2023. This is the rate that assets are expected to grow to achieve long-term profit growth of 2.55%.

•	Discount rate: 10.2%. This is based on a CAPM calculation for Saudi Arabia using market data. Management also compares the rate derived from the CAPM with cost of capital rates from external sources.

•
Management’s judgement in estimating the cash flows of SABB: Cash flow projections have considered the scale of the entity following the merger with Alawwal, current market conditions and our macroeconomic outlook.

Sensitivity of VIU to reasonably possible changes in key assumptions
At 30 June 2020, the Group’s investment in SABB was sensitive to reasonably possible adverse changes in key assumptions supporting the recoverable amount. The most sensitive inputs to the impairment test are set out in the following table.

Input	Reasonably possible change
• Cash flow projections	Cash flow projections decrease by 5%. This could result in an impairment of $0.1bn.
• Discount rate	Discount rate increases by 50bps. This could result in an impairment of $0.1bn.